BORROWINGS AND LEASES	6 Months Ended
Jul. 02, 2021
Financial Instruments [Abstract]
BORROWINGS AND LEASES
BORROWINGS AND LEASES
Borrowings Outstanding
The following table summarises the Group’s borrowings as at the dates presented:

	2 July 2021	31 December 2020
	€ million	€ million
Non-current:
Euro denominated bonds	8,643	6,113
Foreign currency bonds (swapped into Euro)[1]	1,674	—
Australian dollar denominated bonds[2]	530	—
Foreign currency bonds (swapped into Australian Dollar)[1,2]	436	—
Lease obligations	523	269
Total non-current borrowings	11,806	6,382

Current:
Commercial paper	305	—
Euro denominated bonds	1,051	350
Foreign currency bonds (swapped into Euro)[1]	—	359
Australian dollar denominated bonds[2]	242	—
Foreign currency bonds (swapped into Australian Dollar)[1,2]	23	—
Bank overdrafts	2	—
Lease obligations	129	96
Total current borrowings	1,752	805
[1] Cross currency swaps are used by the Group to swap foreign currency bonds into the required local currency.
[2] Included within the Group's borrowings as at 2 July 2021 are the bonds acquired as part of the acquisition of API. These bonds are either denominated in A$ or swapped back to A$ using cross currency swaps.
During the period, and in connection with the Acquisition, the Group received net proceeds from new borrowings in the period of €4,877 million. The proceeds are included within Euro denominated bonds and Foreign currency bonds (swapped into Euro) as follows: €800 million 0% Notes due 2025, €700 million 0.5% Notes due 2029, €1,000 million 0.875% Notes due 2033, €750 million 1.5% Notes due 2041 and $850 million 0.5% Notes due 2023, $650 million 0.8% Notes due 2024, $500 million 1.5% Notes due 2027, respectively.
Separately, during the period, the Group repaid prior to maturity the following Foreign currency bonds: $248 million 4.5% Notes due September 2021 and $192 million 3.25% Notes due August 2021.
During the period, and in connection with the Acquisition, the amount available under the Group’s multi currency credit facility was increased from €1.5 billion to €1.95 billion. The facility was undrawn at 2 July 2021.
The Group’s borrowings as at 2 July 2021 include borrowings issued by Coca-Cola Amatil Limited, Coca-Cola Amatil (NZ) Limited and Coca-Cola Amatil (Aust) Pty Ltd prior to the Acquisition. All borrowings issued by Coca-Cola Amatil Limited, Coca-Cola Amatil (NZ) Limited and Coca-Cola Amatil (Aust) Pty Ltd have been fully and unconditionally guaranteed on an unsecured basis by Coca-Cola Europacific Partners plc.